RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of restricted cash and cash equivalents

	December 31, 2020	December 31, 2019
Restricted cash	$35,288	$2,339